Long-term debt - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Jan. 03, 2023 USD ($)	Dec. 22, 2022 USD ($)	Dec. 20, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Minimum acquisition aggregate cash consideration threshold to increase the maximum permitted net debt to EBIDTA ratio	$ 250
Weighted average interest rate	5.81%
Minimum
Disclosure of detailed information about borrowings [line items]
Operating cash flow to debt service ratio	1.50
2023 | Acquisition with aggregate cash consideration greater than $60 million
Disclosure of detailed information about borrowings [line items]
Net debt to EBITDA ratio	4.25
Second Year | Acquisition with aggregate cash consideration greater than $60 million
Disclosure of detailed information about borrowings [line items]
Net debt to EBITDA ratio	3.75
Thereafter | Acquisition with aggregate cash consideration greater than $60 million
Disclosure of detailed information about borrowings [line items]
Net debt to EBITDA ratio	3.25
Later than eight fiscal quarters | Maximum
Disclosure of detailed information about borrowings [line items]
Operating cash flow to debt service ratio	0.50
TELUS Corporation
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities					$ 716
Credit facility
Disclosure of detailed information about borrowings [line items]
Maximum aggregate amount of credit facility			$ 2,000	$ 2,000	1,657
Undrawn borrowing facilities	$ 1,258				$ 716
Effective interest rate	6.67%				1.87%
Percentage of principal advance required to be repaid each year of the term of the agreement	1.25%
Revolving component
Disclosure of detailed information about borrowings [line items]
Maximum aggregate amount of credit facility			800	800	$ 850
Undrawn borrowing facilities	$ 658				716
Revolving component | Major business combination [member]
Disclosure of detailed information about borrowings [line items]
Increased line of credit maximum		$ 505
Term loan components
Disclosure of detailed information about borrowings [line items]
Maximum aggregate amount of credit facility			$ 1,200	$ 1,200	$ 807
Undrawn borrowing facilities	$ 600